GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 18:-	GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Group manages its business on a basis of one reportable segment (see Note 1 for a brief description of the Group's business). The data is presented in accordance with ASC 280, "Segment Reporting". Revenues in the table below are attributed to geographical areas based on the location of the end customers.

The following presents total revenues for the years ended December 31, 2013, 2014 and 2015 and long-lived assets as of December 31, 2013, 2014 and 2015.

	2013		2014		2015
		Long-		Long-		Long-
	Total	lived	Total	lived	Total	lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$7,887	$2,941	$7,994	$3,576	$6,414	$3,836
Americas, principally U.S.	71,527	147	76,429	141	72,079	96
Europe	37,310	74	43,989	56	38,873	79
Far East	20,508	29	23,167	83	22,393	79

	$137,232	$3,191	$151,579	$3,856	$139,759	$4,090

b.	Product lines:

Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year Ended December 31,
	2013	2014	2015

Technology	$22,048	$19,680	$15,965
Networking	115,184	131,899	123,794

	$137,232	$151,579	$139,759